Finance Costs-Net - Summary of Finance Costs - Net (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Interest received	€ 1	€ 2	€ 3	€ 3
Finance income	1	2	3	3
Interest expense on borrowings paid or payable	(30)	(38)	(58)	(79)
Expenses on factoring arrangements paid or payable	(5)	(4)	(9)	(8)
Net loss on settlement of debt				(13)
Realized and unrealized gains / (losses) on debt derivatives at fair value	23	(47)	16	(55)
Realized and unrealized exchange (losses) / gains on financing activities-net	(22)	52	(11)	63
Other finance expense	(3)	(6)	(13)	(8)
Capitalized borrowing costs		2	2	4
Finance expense	(37)	(41)	(73)	(96)
Finance costs - net	€ (36)	€ (39)	€ (70)	€ (93)